Note 2 - Investments (Details) - Proceeds from Sales and Maturities of Investments in Available-for-sale (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Proceeds from Sales and Maturities of Investments in Available-for-sale [Abstract]
Proceeds from sales and maturities	$ 94,899,207	$ 34,186,233
Gross realized gains	2,613,961	513,989
Gross realized losses	$ (114,450)	$ (29,176)